Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule Of Other Accrued Expenses
Other accrued expenses consist of the following:

	December 31,
(in thousands)	2020	2019
Interest rate cap and accrued interest payable	$25,266	$1,520
Operating lease liability	20,894	34,072
Rebates due to retailers	11,246	6,979
Contingent consideration	10,733	24,502
Client deposits	10,706	8,674
Client refunds related to the Take 5 Matter	9,417	14,946
Employee insurance reserves	8,759	9,418
Taxes	6,602	6,342
Holdbacks	5,764	2,630
Note payable related to contingent consideration	4,048	9,385
Restructuring charges	1,344	2,615
Other accrued expenses	6,979	7,752

Total other accrued expenses	$121,758	$128,835

Schedule Of Other Long Term Liabilities
Other long-term liabilities consist of the following:

	December 31,
(in thousands)	2020	2019
Operating lease liability	$44,737	$84,902
Contingent consideration	35,168	23,147
Workers’ compensation and other insurance reserves	30,552	29,718
Deferred employer social security taxes	24,034	—
Interest rate cap	900	2,294
Holdbacks	504	926
Taxes	525	525
Other long-term liabilities	5,490	4,785

Total other long-term liabilities	$141,910	$146,297

Summary Of Changes in Carrying Value Of Estimated Contingent Consideration Liabilities
The following table summarizes the changes in the carrying value of estimated contingent consideration liabilities:

	Year Ended December 31,
(in thousands)	2020	2019
Beginning of the period	$47,649	$85,977
Fair value of acquisitions	14,766	2,519
Payments	(21,875)	(37,100)
Note issuance for settlements	(4,048)	(9,385)
Changes in fair value	9,971	6,064
Foreign exchange translation effects	(562)	(426)

End of the period	$45,901	$47,649